UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-7899
                                   811-7885

Name of Fund: Merrill Lynch Aggregate Bond Index Fund
              Master Aggregate Bond Index Series

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        Aggregate Bond Index Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/03

Date of reporting period: 01/01/03 - 06/30/03

Item 1 - Attach shareholder report

[LOGO] Merrill Lynch Investment Managers

Semi-Annual Report
June 30, 2003

Merrill Lynch
Aggregate Bond
Index Fund

Merrill Lynch Index Funds, Inc.

www.mlim.ml.com

                    Merrill Lynch Aggregate Bond Index Fund

Officers and
Directors

Terry K. Glenn, President and Director/Trustee
Donald W. Burton, Director/Trustee
M. Colyer Crum, Director/Trustee
Laurie Simon Hodrick, Director/Trustee
Fred G. Weiss, Director/Trustee
Robert C. Doll, Jr., Senior Vice President
Jeffrey B. Hewson, Vice President
Frank Viola, Vice President
Donald C. Burke, Vice President and Treasurer
Brian D. Stewart, Secretary

Custodian

Merrill Lynch Trust Company, FSB
1300 Merrill Lynch Drive
3rd Floor - MSC 0303
Pennington, NJ 08534

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2003

DEAR SHAREHOLDER

Effective April 14, 2003, the share class names for the Merrill Lynch family of mutual funds were changed to be consistent with the standard share classes of most other mutual fund families. As of that date, all Class A Shares were redesignated Class I Shares. At the same time, Class D Shares were redesignated Class A Shares. Trading symbols have not changed nor have current eligibility rules or pricing structures. This redesignation of share classes does not impact your investment in any way.

Merrill Lynch Aggregate Bond Index Fund is designed for investors who have an investment objective of seeking to achieve investment returns that replicate the total return of investment-grade fixed income securities. As such, the Fund seeks to achieve its objective by replicating the total return, before expenses, of the unmanaged Lehman Brothers Aggregate Bond Index, a widely accepted investment performance benchmark comprised of U.S. government securities, U.S. government agency mortgage-backed securities (MBS) and investment-grade corporate bonds. It is the intent of the Fund to provide returns that are representative of the bond market as a whole, rather than focus on or express bias to any specific sector. The Fund seeks to achieve its objective by investing all of its assets in Master Aggregate Bond Index Series. Therefore, the Series' structure is dependent on the structure of the underlying benchmark. Sector weighting and security selection in the underlying benchmark are determined by the market representation that the sectors have in the overall market.

Portfolio Matters

For the six months ended June 30, 2003, the Fund's Class A and Class I Shares had total returns of +3.53% and +3.75%, respectively. (Complete performance information can be found on pages 4 and 5 of this report to shareholders.) This compared to a total return of +3.93% for the unmanaged benchmark Lehman Brothers Aggregate Bond Index for the same period.

At June 30, 2003, the Lehman Brothers Aggregate Bond Index was comprised of 7,454 securities. Logistical constraints preclude us from replicating a portfolio with all of the index positions. Therefore, we construct a proxy portfolio, which seeks to duplicate the return of the benchmark. The investments in the portfolio are determined by implementing stratified sampling techniques. Under this approach, securities that are selected collectively mimic the investment characteristics of the Index at the sector and sub-sector levels.

The Index is comprised of three major investment sectors: government and agencies, agency guaranteed MBS, and investment-grade corporate bonds. The government and agency sector is currently comprised of 1,064 securities and accounts for 34.04% of the Index. In this area of the Series, we construct a sector portfolio, as we seek to minimize variation of the duration and partial duration attributes. This approach serves to ensure that price performance of this sector of the Series and of the Index should be identical in the event of a change of interest rates or a change in shape of the yield curve. We currently seek to achieve these objectives with 40 positions.

The government guaranteed MBS sector of the Index had 2,420 issues including minor holdings in commercial MBS and asset-backed securities. This sector represents 38.50% of the Index. The measurement of duration in this sector is a subjective procedure. Unlike non-callable bonds, MBS are effectively callable beginning with the origination day of the underlying mortgage. The callable events are referred to as prepayments. Prepayments resulting from mortgage refinancing activity typically increase as interest rates decline and subside as interest rates rise. As a result, it is not possible to determine the life of an MBS upon issuance. Thus, it is not possible to accurately calculate the duration of MBS. However, investment professionals estimate durations using prepayment assumptions. Rather than matching estimated durations, we manage this sector by matching product type. We seek to minimize any variation through MBS coupon, term, guarantor and age. At June 30, 2003, there were 49 positions in the Series' MBS sector.

The Series has 373 corporate securities. The Index counterpart has 3,970 positions and accounts for 27.46% of the Index. Since duration is determinable in this sector, we use the same management techniques for the corporate sector as we do for the government and agency sector, thus minimizing tracking error related to interest rate and yield curve changes. This sector also includes other investment attributes. The area has additional sub-sectors that are also managed to its index counterpart. These include industrial, utility, financial and sovereign sectors. In addition, we monitor credit rating exposure variation.

For the six-month period ended June 30, 2003, the benchmark Index generated a total return of +3.93%. The corporate sector of the Index returned +7.32%, by far the best-performing sector in the Index. The second-highest performer was the government and agency sector, which returned +3.63%. The MBS sector was the lowest-performer for the period. While the sharp decline in interest rates permitted significant appreciation of non-callable bonds, it also sparked unprecedented refinance activity in the MBS sector. This muted price performance and escalated paydown losses in this sector as MBS returned +1.93% for the period.

In Conclusion

We appreciate your investment in Merrill Lynch Aggregate Bond Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director/Trustee


/s/ Jeffrey B. Hewson

Jeffrey B. Hewson
Vice President and
Co-Portfolio Manager


/s/ Frank Viola

Frank Viola
Vice President and
Co-Portfolio Manager

July 24, 2003


                                     2 & 3

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2003

PERFORMANCE DATA

About Fund
Performance

Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. Investors are able to purchase shares of the Fund through two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class A Shares are subject to an ongoing account maintenance fee of 0.25%.

o Class I Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator voluntarily waived a portion of its administrative fee. Without such waiver, the Fund's performance would have been lower.

Recent
Performance
Results

                                                    6-Month      12-Month    Since Inception   Standardized
As of June 30, 2003                              Total Return  Total Return    Total Return    30-Day Yield
===========================================================================================================
ML Aggregate Bond Index Fund Class A Shares*         +3.53%       + 9.82%         +58.25%           2.51%
-----------------------------------------------------------------------------------------------------------
ML Aggregate Bond Index Fund Class I Shares*         +3.75        +10.09          +60.72            2.76
-----------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index**               +3.93        +10.40          +64.29              --
===========================================================================================================

* Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's inception date is 4/03/97.
** This unmanaged market-weighted Index is comprised of investment-grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity. Since inception total return is from 4/03/97.

Average Annual
Total Return

Class A Shares                                                          % Return
================================================================================
One Year Ended 6/30/03                                                    +9.82%
--------------------------------------------------------------------------------
Five Years Ended 6/30/03                                                  +6.90
--------------------------------------------------------------------------------
Inception (4/03/97) through 6/30/03                                       +7.63
--------------------------------------------------------------------------------

Class I Shares                                                          % Return
================================================================================
One Year Ended 6/30/03                                                   +10.09%
--------------------------------------------------------------------------------
Five Years Ended 6/30/03                                                 + 7.17
--------------------------------------------------------------------------------
Inception (4/03/97) through 6/30/03                                      + 7.90
--------------------------------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND         As of June 30, 2003
=================================================================================================================================
Assets:            Investment in Master Aggregate Bond Index Series, at value
                   (identified cost--$441,784,075) ...............................................                  $ 468,124,567
                   Prepaid registration fees and other assets ....................................                         34,026
                                                                                                                    -------------
                   Total assets ..................................................................                    468,158,593
                                                                                                                    -------------
=================================================================================================================================
Liabilities:       Payables:
                     Dividends to shareholders ...................................................   $   425,651
                     Administrative fees .........................................................        61,999
                     Other affiliates ............................................................        31,640
                     Distributor .................................................................        14,227          533,517
                                                                                                     -----------
                   Accrued expenses and other liabilities ........................................                         57,754
                                                                                                                    -------------
                   Total liabilities .............................................................                        591,271
                                                                                                                    -------------
=================================================================================================================================
Net Assets:        Net assets ....................................................................                  $ 467,567,322
                                                                                                                    =============
=================================================================================================================================
Net Assets         Class A Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized                  $         636
Consist of:        Class I Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized                          3,564
                   Paid-in capital in excess of par ..............................................                    444,055,179
                   Accumulated distributions in excess of investment income--net .................   $  (376,052)
                   Accumulated realized capital losses on investments from the Series--net .......    (2,456,497)
                   Unrealized appreciation on investments from the Series--net ...................    26,340,492
                                                                                                     -----------
                   Total accumulated earnings--net ...............................................                     23,507,943
                                                                                                                    -------------
                   Net assets ....................................................................                  $ 467,567,322
                                                                                                                    =============
=================================================================================================================================
Net Asset          Class A--Based on net assets of $70,860,567 and 6,364,565 shares outstanding ..                  $       11.13
Value:                                                                                                              =============
                   Class I--Based on net assets of $396,706,755 and 35,635,842 shares outstanding                   $       11.13
                                                                                                                    =============
=================================================================================================================================

      See Notes to Financial Statements.


                                     4 & 5

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2003

STATEMENT OF OPERATIONS

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND               For the Six Months Ended June 30, 2003
============================================================================================================================
Investment Income        Net investment income allocated from the Series:
From the Series--Net:      Interest income from other investments .............................                 $  9,665,750
                           Interest income on swaps--net ......................................                       61,938
                           Securities lending--net ............................................                          548
                           Expenses ...........................................................                     (131,943)
                                                                                                                ------------
                         Net investment income from the Series ................................                    9,596,293
                                                                                                                ------------
============================================================================================================================
Expenses:                Administration fee ...................................................    $ 416,017
                         Transfer agent fees ..................................................      131,162
                         Account maintenance fee--Class A .....................................       80,123
                         Printing and shareholder reports .....................................       57,310
                         Registration fees ....................................................       24,999
                         Professional fees ....................................................        9,953
                         Directors' fees and expenses .........................................        2,738
                         Other ................................................................        3,641
                                                                                                   ---------
                         Total expenses before waiver .........................................      725,943
                         Waiver of expenses ...................................................      (16,414)
                                                                                                   ---------
                         Total expenses after waiver ..........................................                      709,529
                                                                                                                ------------
                         Investment income--net ...............................................                    8,886,764
                                                                                                                ------------
============================================================================================================================
Realized &               Realized gain on investments from the Series--net ....................                    1,729,573
Unrealized Gain          Change in unrealized appreciation on investments from the Series--net                     5,766,418
From the                                                                                                        ------------
Series -- Net:           Total realized and unrealized gain on investments from the Series--net                    7,495,991
                                                                                                                ------------
                         Net Increase in Net Assets Resulting from Operations .................                 $ 16,382,755
                                                                                                                ============
============================================================================================================================

      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               For the Six         For the
MERRILL LYNCH                                                                                  Months Ended       Year Ended
AGGREGATE BOND                                                                                   June 30,        December 31,
INDEX FUND           Increase (Decrease) in Net Assets:                                            2003              2002
=============================================================================================================================
Operations:          Investment income--net ..............................................    $   8,886,764     $  21,794,189
                     Realized gain on investments from the Series--net ...................        1,729,573         3,143,394
                     Change in unrealized appreciation on investments from the Series--net        5,766,418        15,125,614
                                                                                              -------------     -------------
                     Net increase in net assets resulting from operations ................       16,382,755        40,063,197
                                                                                              -------------     -------------
=============================================================================================================================
Dividends to         Investment income--net:
Shareholders:          Class A ...........................................................       (1,251,166)       (2,879,105)
                       Class I ...........................................................       (7,779,406)      (18,820,545)
                                                                                              -------------     -------------
                     Net decrease in net assets resulting from dividends to shareholders .       (9,030,572)      (21,699,650)
                                                                                              -------------     -------------
=============================================================================================================================
Capital Share        Net increase in net assets derived from capital share transactions ..       38,195,451        18,827,831
Transactions:                                                                                 -------------     -------------
=============================================================================================================================
Net Assets:          Total increase in net assets ........................................       45,547,634        37,191,378
                     Beginning of period .................................................      422,019,688       384,828,310
                                                                                              -------------     -------------
                     End of period* ......................................................    $ 467,567,322     $ 422,019,688
                                                                                              =============     =============
=============================================================================================================================
                   * Accumulated distributions in excess of investment income--net .......    $    (376,052)    $    (232,244)
                                                                                              =============     =============
=============================================================================================================================

      See Notes to Financial Statements.


                                     6 & 7

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2003

FINANCIAL HIGHLIGHTS

                                                                                                Class A@@
                                                                   -------------------------------------------------------------
                     The following per share data and ratios        For the
                     have been derived from information provided   Six Months
MERRILL LYNCH        in the financial statements.                    Ended                For the Year Ended December 31,
AGGREGATE BOND                                                      June 30,     -----------------------------------------------
INDEX FUND           Increase (Decrease) in Net Asset Value:          2003          2002          2001        2000        1999
================================================================================================================================
Per Share            Net asset value, beginning of period ......   $   10.96     $   10.50     $   10.31   $    9.86   $   10.61
Operating                                                          ---------     ---------     ---------   ---------   ---------
Performance:         Investment income--net ....................         .21+++        .52+++        .58         .61         .58
                     Realized and unrealized gain (loss)
                     on investments from the Series--net .......         .17           .46           .19         .45        (.75)
                                                                   ---------     ---------     ---------   ---------   ---------
                     Total from investment operations ..........         .38           .98           .77        1.06        (.17)
                                                                   ---------     ---------     ---------   ---------   ---------
                     Less dividends and distributions:
                       Investment income--net ..................        (.21)         (.52)         (.58)       (.61)       (.58)
                       Realized gain on investments from
                       the Series--net .........................          --            --            --          --          --
                       In excess of realized gain on investments
                       from the Series--net ....................          --            --            --          --          --+
                                                                   ---------     ---------     ---------   ---------   ---------
                     Total dividends and distributions .........        (.21)         (.52)         (.58)       (.61)       (.58)
                                                                   ---------     ---------     ---------   ---------   ---------
                     Net asset value, end of period ............   $   11.13     $   10.96     $   10.50   $   10.31   $    9.86
                                                                   =========     =========     =========   =========   =========
================================================================================================================================
Total Investment     Based on net asset value per share ........        3.53%@        9.61%         7.60%      11.18%      (1.50%)
Return:                                                            =========     =========     =========   =========   =========
================================================================================================================================
Ratios to Average    Expenses, net of waiver++ .................         .60%*         .59%          .60%        .63%        .60%
Net Assets:                                                        =========     =========     =========   =========   =========
                     Expenses++ ................................         .61%*         .61%          .71%        .70%        .62%
                                                                   =========     =========     =========   =========   =========
                     Investment income--net ....................        3.84%*        4.91%         5.50%       6.17%       5.81%
                                                                   =========     =========     =========   =========   =========
================================================================================================================================
Supplemental         Net assets, end of period (in thousands) ..   $  70,860     $  61,029     $  60,438   $  65,339   $  79,743
Data:                                                              =========     =========     =========   =========   =========
                     Portfolio turnover of the Series ..........       79.41%       112.18%       144.23%      43.24%      61.82%
                                                                   =========     =========     =========   =========   =========
================================================================================================================================
                                                                                                Class I@@@
                                                                   -------------------------------------------------------------
                     The following per share data and ratios        For the
                     have been derived from information provided   Six Months
                     in the financial statements.                    Ended                For the Year Ended December 31,
                                                                    June 30,     -----------------------------------------------
                     Increase (Decrease) in Net Asset Value:          2003          2002          2001        2000        1999
================================================================================================================================
Per Share            Net asset value, beginning of period ......   $   10.95     $   10.50     $   10.31   $    9.85   $   10.61
Operating                                                          ---------     ---------     ---------   ---------   ---------
Performance:         Investment income--net ....................         .22+++        .55+++        .61         .64         .62
                     Realized and unrealized gain (loss)
                     on investments from the Series--net .......         .19           .45           .19         .46        (.76)
                                                                   ---------     ---------     ---------   ---------   ---------
                     Total from investment operations ..........         .41          1.00           .80        1.10        (.14)
                                                                   ---------     ---------     ---------   ---------   ---------
                     Less dividends and distributions:
                       Investment income--net ..................        (.23)         (.55)         (.61)       (.64)       (.62)
                       Realized gain on investments from
                       the Series--net .........................          --            --            --          --          --
                       In excess of realized gain on investments
                       from the Series--net ....................          --            --            --          --          --+
                                                                   ---------     ---------     ---------   ---------   ---------
                     Total dividends and distributions .........        (.23)         (.55)         (.61)       (.64)       (.62)
                                                                   ---------     ---------     ---------   ---------   ---------
                     Net asset value, end of period ............   $   11.13     $   10.95     $   10.50   $   10.31   $    9.85
                                                                   =========     =========     =========   =========   =========
================================================================================================================================
Total Investment     Based on net asset value per share ........        3.75%@        9.78%         7.87%      11.57%      (1.36%)
Return:                                                            =========     =========     =========   =========   =========
================================================================================================================================
Ratios to Average    Expenses, net of waiver++ .................         .35%*         .34%          .35%        .38%        .35%
Net Assets:                                                        =========     =========     =========   =========   =========
                     Expenses++ ................................         .36%*         .36%          .46%        .45%        .37%
                                                                   =========     =========     =========   =========   =========
                     Investment income--net ....................        4.10%*        5.16%         5.72%       6.41%       6.06%
                                                                   =========     =========     =========   =========   =========
================================================================================================================================
Supplemental         Net assets, end of period (in thousands) ..   $ 396,707     $ 360,991     $ 324,390   $ 214,056   $ 324,254
Data:                                                              =========     =========     =========   =========   =========
                     Portfolio turnover of the Series ..........       79.41%       112.18%       144.23%      43.24%      61.82%
                                                                   =========     =========     =========   =========   =========
================================================================================================================================

*     Annualized.
+     Amount is less than $.01 per share.
++    Includes the Fund's share of the Series' allocated expenses.
+++   Based on average shares outstanding.
@     Aggregate total investment return.
@@    Effective April 14, 2003, Class D Shares were redesignated Class A Shares.
@@@   Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

      See Notes to Financial Statements.


                                     8 & 9

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2003

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch Aggregate Bond Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Aggregate Bond Index Series (the "Series") of the Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Series owned by the Fund at June 30, 2003 was 60.4%. The Fund offers two classes of shares. Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. The Fund's financial statements and financial highlights contained within this report reflect the new share class redesignation. Shares of Class A and Class I are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Series are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .19% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended June 30, 2003, FAM earned fees of $416,017, of which $16,414 was waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of ..25% based upon the average daily net assets of Class A Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A shareholders.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Capital Share Transactions:

Net increase in net assets derived from capital share transactions were $38,195,451 and $18,827,831 for the six months ended June 30, 2003 and the year ended December 31, 2002, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended June 30, 2003+                               Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................          1,867,383        $ 20,501,579
Shares issued to shareholders
in reinvestment of dividends ...........             89,064             981,907
                                               ------------        ------------
Total issued ...........................          1,956,447          21,483,486
Shares redeemed ........................         (1,162,172)        (12,783,314)
                                               ------------        ------------
Net increase ...........................            794,275        $  8,700,172
                                               ============        ============
--------------------------------------------------------------------------------
+     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended December 31, 2002+                           Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          1,746,539        $ 18,629,821
Shares issued to shareholders
in reinvestment of dividends ...........            222,051           2,365,502
                                               ------------        ------------
Total issued ...........................          1,968,590          20,995,323
Shares redeemed ........................         (2,153,732)        (22,961,951)
                                               ------------        ------------
Net decrease ...........................           (185,142)       $ (1,966,628)
                                               ============        ============
--------------------------------------------------------------------------------
+     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

--------------------------------------------------------------------------------
Class I Shares for the Six Months                                      Dollar
Ended June 30, 2003+                               Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................          7,241,077        $ 79,645,760
Shares issued to shareholders
in reinvestment of dividends ...........            513,035           5,650,397
                                               ------------        ------------
Total issued ...........................          7,754,112          85,296,157
Shares redeemed ........................         (5,073,430)        (55,800,878)
                                               ------------        ------------
Net increase ...........................          2,680,682        $ 29,495,279
                                               ============        ============
--------------------------------------------------------------------------------
+     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

--------------------------------------------------------------------------------
Class I Shares for the Year                                           Dollar
Ended December 31, 2002+                           Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................         22,467,900       $ 237,667,287
Shares issued to shareholders
in reinvestment of dividends ...........          1,471,997          15,676,326
                                              -------------       -------------
Total issued ...........................         23,939,897         253,343,613
Shares redeemed ........................        (21,884,225)       (232,549,154)
                                              -------------       -------------
Net increase ...........................          2,055,672       $  20,794,459
                                              =============       =============
--------------------------------------------------------------------------------
+     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

4. Capital Loss Carryforward:

On December 31, 2002, the Fund had a net capital loss carryforward of $3,872,833, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.


                                    10 & 11

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                         Master Aggregate Bond Index Series
                         ----------------------------------------------------------------------------------------------------------
                                                                       Face             Interest        Maturity
                         Issue                                        Amount              Rate           Date(s)            Value
===================================================================================================================================
U.S. Government &        Fannie Mae                                $   290,000            5.45 %       10/10/2003      $    293,546
Agency Obligations--                                                   210,000            6.85          4/05/2004           219,152
33.3%                                                               29,225,000            3.50          9/15/2004        30,050,314
                                                                     3,000,000            3.875         3/15/2005         3,131,874
                                                                    28,075,000            5.75          2/15/2008        32,032,677
                                                                    13,980,000            6.625        11/15/2010        16,900,450
                                                                     1,340,000            7.25          5/15/2030         1,766,007
                         ==========================================================================================================
                         Financing Corp.                               670,000            9.80         11/30/2017         1,048,035
                         ==========================================================================================================
                         Freddie Mac                                 6,500,000            5.75          7/15/2003         6,511,986
                                                                     1,245,000            7.18          6/27/2006         1,438,798
                                                                    14,560,000            4.875         3/15/2007        15,965,258
                                                                     8,655,000            6.75          9/15/2029        10,723,692
                                                                     1,480,000            6.25          7/15/2032         1,741,405
                         ==========================================================================================================
                         Tennessee Valley Authority, Series E        1,915,000            6.25         12/15/2017         2,288,538
                         ==========================================================================================================
                         United States Treasury Bonds                  765,000            8.75         11/15/2008           786,665
                                                                    15,820,000            8.75          5/15/2017        23,679,946
                                                                       250,000            8.875         8/15/2017           378,203
                                                                     1,875,000            8.125         8/15/2019         2,711,792
                                                                     7,800,000            8.50          2/15/2020        11,681,413
                                                                     1,660,000            8.125         8/15/2021         2,427,362
                                                                     5,490,000            6.25          8/15/2023         6,724,822
                                                                     3,700,000            6.375         8/15/2027         4,634,972
                                                                       830,000            5.375         2/15/2031           934,626
                         ==========================================================================================================
                         United States Treasury Notes                4,875,000            5.25          5/15/2004         5,053,625
                                                                     5,615,000            6.00          8/15/2004         5,924,263
                                                                     7,815,000            5.875        11/15/2004         8,317,176
                                                                     2,735,000            6.75          5/15/2005         3,012,025
                                                                    25,125,000            5.75         11/15/2005        27,652,223
                                                                     9,175,000            5.875        11/15/2005        10,124,401
                                                                       595,000            3.25          8/15/2007           620,962
                                                                     9,970,000            3.00         11/15/2007        10,283,895
                                                                     2,050,000            5.75          8/15/2010         2,399,541
                                                                     6,690,000            4.00         11/15/2012         6,961,520
===================================================================================================================================
                         Total Investments in U.S. Government & Agency Obligations (Cost--$242,258,390)--33.3%          258,421,164
===================================================================================================================================
U.S. Government          Fannie Mae                                    574,204            5.50     6/01/2011-2/01/2014      599,503
Agency Mortgage-                                                     2,023,442            6.00     2/01/2013-6/01/2015    2,116,261
Backed Obligations**--                                               4,718,970            6.00         11/01/2032         4,906,015
35.2%                                                                1,652,771            6.50     1/01/2013-5/01/2016    1,745,411
                                                                     4,002,774            6.50    12/01/2025-1/01/2030    4,180,002
                                                                     1,705,221            7.00     4/01/2027-3/01/2031    1,799,152
                                                                     1,346,030            7.50    10/01/2027-5/01/2032    1,431,163
                                                                        36,608            8.00          9/01/2015            39,289
                                                                     2,469,651            8.00    11/01/2029-9/01/2031    2,660,091
                                                                        78,414            8.50     5/01/2030-1/01/2031       84,346
                                                                       154,709            9.50          7/01/2017           172,073
                                                                        66,315           10.00    10/01/2018-5/01/2022       75,676
                                                                        28,301           10.50         12/01/2016            32,007
                         ==========================================================================================================
                         Freddie Mac--Gold Program                   6,950,000            4.50     7/01/2018-9/01/2018    7,067,220
                                                                    22,750,000            5.00     7/15/2018-9/15/2018   23,461,625
                                                                     4,450,000            5.00     7/15/2033-9/15/2033    4,496,939
                                                                    13,202,425            5.50     5/01/2017-7/15/2018   13,692,964
                                                                    29,800,000            5.50     7/15/2033-9/15/2033   30,675,028
                                                                    11,751,629            6.00     4/01/2016-7/15/2018   12,222,141
                                                                    43,394,001            6.00    10/01/2032-4/01/2033   44,993,138
                                                                     3,337,548            6.50     4/01/2015-5/01/2017    3,505,875
                                                                    38,916,899            6.50     1/01/2026-9/01/2032   40,503,240
                                                                     1,941,459            7.00     1/01/2011-7/01/2017    2,062,699
                                                                    16,623,590            7.00     1/01/2020-7/15/2033   17,438,680
                                                                       467,167            7.50     5/01/2007-4/01/2016      498,202
                                                                     4,490,196            7.50     1/01/2023-9/01/2032    4,776,189
                                                                     1,438,515            8.00     6/01/2024-3/01/2032    1,547,004
                                                                       177,515            8.50     5/01/2028-8/01/2030      191,359
                                                                        21,975            9.00          9/01/2014            24,131
                                                                       382,501            9.50          2/01/2019           425,415
                                                                       115,348           10.00     3/01/2010-9/01/2017      129,093
                                                                        88,165           10.50          4/01/2016            98,763
                                                                        35,958           11.00     9/01/2016-3/01/2018       40,856
                                                                        11,622           11.50          8/01/2015            13,210
                                                                        38,187           12.50          2/01/2014            45,008
                         ==========================================================================================================
                         Government National Mortgage Corporation   13,300,000            5.50     7/15/2033-8/15/2033   13,822,816
                                                                     8,600,750            6.00     4/20/2026-1/15/2033    9,019,353
                                                                       178,471            6.50     2/15/2014-5/15/2014      189,641
                                                                    10,600,162            6.50     4/15/2026-5/15/2032   11,130,308
                                                                        92,128            7.00          4/15/2013            98,890
                                                                     5,916,865            7.00    7/15/2027-10/15/2031    6,253,608
                                                                     2,214,523            7.50    3/15/2024-11/15/2031    2,356,847
                                                                     1,278,714            8.00    12/15/2022-6/15/2031    1,383,325
                                                                       302,116            8.50    11/15/2017-3/15/2031      327,334
                                                                       274,502            9.00    11/15/2016-11/15/2024     305,777
                                                                        16,920            9.50          9/15/2021            19,079
===================================================================================================================================
                         Total U.S. Government Agency Mortgage-Backed Obligations (Cost--$268,677,265)--35.2%           272,656,746
===================================================================================================================================


                                    12 & 13

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                         Master Aggregate Bond Index Series (continued)
                         ----------------------------------------------------------------------------------------------------------
                           S&P    Moody's    Face
INDUSTRIES+              Ratings  Ratings   Amount                 Corporate Bonds & Notes                                    Value
===================================================================================================================================
Banking--2.8%            A-       A3    $  125,000    Aristar Inc., 7.375% due 9/01/2004                                $   133,441
                         A-       A2       465,000    BB&T Corporation, 6.50% due 8/01/2011                                 545,370
                                                      Bank of America Corp.:
                         A+       Aa2    1,900,000      5.875% due 2/15/2009                                              2,161,068
                         A+       Aa2      410,000      4.875% due 9/15/2012                                                432,700
                         A+       Aa2      350,000      4.875% due 1/15/2013                                                369,216
                         A+       Aa3      325,000    The Bank of New York, 5.20% due 7/01/2007                             356,857
                                                      Bank One Corp.:
                         A        Aa3      700,000      6.875% due 8/01/2006                                                797,381
                         A-       A1       378,000      8% due 4/29/2027                                                    496,490
                         A+       Aa2       90,000    Citicorp, 6.375% due 11/15/2008                                       103,463
                         A-       A3       600,000    Comerica Inc., 4.80% due 5/01/2015                                    609,718
                         A+       A1       400,000    Deutsche Bank Financial, 7.50% due 4/25/2009                          480,354
                         A        Aa3      870,000    First Union Corporation, 7.55% due 8/18/2005                          975,851
                         BB+      Baa3     300,000    Firstbank Puerto Rico, 7.625% due 12/20/2005                          315,392
                                                      FleetBoston Financial Corp.:
                         A        A1       765,000      7.25% due 9/15/2005                                                 853,732
                         A        A1       700,000      4.20% due 11/30/2007                                                736,270
                         A        A1       750,000      3.85% due 2/15/2008                                                 778,367
                         A+       A1       230,000    Golden West Financial Corporation, 4.75% due 10/01/2012               239,723
                         A        A1       615,000    HSBC Holding PLC, 7.50% due 7/15/2009                                 749,431
                                                      MBNA America Bank NA:
                         BBB+     Baa1     500,000      6.875% due 7/15/2004 (a)                                            525,769
                         BBB+     Baa1      25,000      7.75% due 9/15/2005                                                  27,868
                         BBB+     Baa1     110,000      6.50% due 6/20/2006                                                 121,361
                         BBB      Baa2     545,000      7.125% due 11/15/2012                                               638,475
                         A-       A3       500,000    M & T Bank, 3.85% due 4/01/2013 (b)                                   510,092
                         A+       Aa3      395,000    Marshall & Ilsley Bank, 4.125% due 9/04/2007                          412,912
                         A+       A1       461,000    Mellon Bank NA, 7% due 3/15/2006                                      522,839
                         A+       Aa3      595,000    National City Bank of Indiana, 4% due 9/28/2007                       619,385
                         A        Aa3      113,000    NationsBank Corp., 6.60% due 5/15/2010                                131,625
                         A-       A2       350,000    Regions Financial Corporation, 6.375% due 5/15/2012                   404,724
                         BBB-     Baa3     450,000    Sovereign Bank, 5.125% due 3/15/2013                                  464,729
                         A+       Aa3      610,000    Suntrust Bank, 5.45% due 12/01/2017                                   669,026
                         A-       A3       400,000    Synovus Financial, 4.875% due 2/15/2013                               419,109
                         A        Aa3      700,000    U.S. Bancorp, 1.269% due 9/16/2005                                    700,342
                         A+       Aa2      470,000    Wachovia Bank NA, 4.85% due 7/30/2007                                 507,858
                         A        Aa3    1,050,000    Wachovia Corporation, 4.95% due 11/01/2006                          1,143,258
                         A-       A3       600,000    Washington Mutual Finance Corporation, 8.25% due 6/15/2005            669,760
                                                      Washington Mutual Inc.:
                         BBB+     A3       600,000      7.50% due 8/15/2006                                                 694,331
                         BBB      Baa1      90,000      8.25% due 4/01/2010                                                 113,355
                         A+       Aa2      250,000    Wells Fargo Bank, 6.45% due 2/01/2011                                 294,757
                                                      Wells Fargo & Co.:
                         A+       Aa2      600,000      7.25% due 8/24/2005                                                 670,307
                         A+       Aa2      400,000      5.125% due 2/15/2007                                                437,590
                                                                                                                        -----------
                                                                                                                         21,834,296
===================================================================================================================================
Financial Services--     BBB+     A3       330,000    ACE INA Holdings, 8.30% due 8/15/2006                                 383,965
4.4%                     A+       A1       250,000    Allstate Corporation, 5.375% due 12/01/2006                           273,895
                         A+       A1       400,000    American Express Corporation, 6.875% due 11/01/2005                   445,814
                         AAA      Aaa      500,000    American General Corporation, 7.50% due 7/15/2025                     623,043
                         A+       A1       235,000    American General Finance, 5.875% due 7/14/2006                        259,304
                         BBB+     Baa1     215,000    Avalonbay Communities, 6.625% due 9/15/2011                           244,907
                         A        A3       400,000    AXA Financial Inc., 7.75% due 8/01/2010                               487,265
                                                      Bear Stearns Companies, Inc.:
                         A        A2       600,000      7.625% due 2/01/2005                                                656,469
                         A        A2       250,000      6.875% due 10/01/2005                                               276,947
                                                      CIT Group Inc.:
                         A        A2       660,000      5.625% due 5/17/2004                                                681,765
                         A        A2       450,000      6.50% due 2/07/2006                                                 491,849
                                                      Capital One Bank:
                         BBB-     Baa2     420,000      6.875% due 2/01/2006                                                450,676
                         BBB-     Baa2     600,000      4.875% due 5/15/2008                                                612,305
                         BB+      Baa3     450,000      6.50% due 6/13/2013                                                 445,780
                                                      Citigroup Inc.:
                         AA-      Aa1      500,000      5.70% due 2/06/2004                                                 513,415
                         AA-      Aa1    2,655,000      5.75% due 5/10/2006                                               2,931,054
                         A+       Aa2      565,000      7.25% due 10/01/2010                                                684,563
                         AA-      Aa1      125,000      6.50% due 1/18/2011                                                 146,246
                         A+       Aa2      600,000      6.625% due 6/15/2032                                                693,329
                                                      Commercial Credit Co.:
                         AA-      Aa1      500,000      6.75% due 7/01/2007                                                 573,327
                         AA-      Aa1      450,000      10% due 5/15/2009                                                   593,251
                         A        A3     2,005,000    CountryWide Home Loans, Inc., 5.625% due 7/15/2009                  2,229,201
                                                      Credit Suisse First Boston Inc.:
                         A+       Aa3    1,000,000      5.875% due 8/01/2006                                              1,106,154
                         A+       Aa3      600,000      6.50% due 1/15/2012                                                 688,534
                         BBB      Baa3     530,000    Developers Divers Realty, 6.625% due 1/15/2008                        575,168
                         BBB+     Baa1     750,000    Duke Realty Corporation, 5.25% due 1/15/2010                          800,551
                                                      EOP Operating LP:
                         BBB+     Baa1     200,000      6.75% due 2/15/2012                                                 227,800
                         BBB+     Baa1     145,000      7.25% due 6/15/2028                                                 162,206
                         BBB+     Baa1      25,000      7.50% due 4/19/2029                                                  28,797


                                    14 & 15

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                         Master Aggregate Bond Index Series (continued)
                         ----------------------------------------------------------------------------------------------------------
                           S&P    Moody's   Face
INDUSTRIES+              Ratings  Ratings  Amount                  Corporate Bonds & Notes                                 Value
===================================================================================================================================
Financial Services                                    Goldman Sachs Group, Inc.:
(concluded)              A+       Aa3   $  800,000      7.625% due 8/17/2005                                            $   901,516
                         A+       Aa3      420,000      4.125% due 1/15/2008                                                441,358
                         A+       Aa3      890,000      6.875% due 1/15/2011                                              1,050,154
                         A+       Aa3      135,000      6.60% due 1/15/2012                                                 156,867
                         A+       Aa3      250,000      6.125% due 2/15/2033                                                268,094
                         A-       A3       400,000    Hartford Life Inc., 7.375% due 3/01/2031                              473,753
                         BBB-     Baa3     375,000    Highwoods Realty LP, 8% due 12/01/2003                                384,708
                                                      International Lease Finance Corporation:
                         AA-      A1       650,000      4.375% due 12/15/2005                                               676,894
                         AA-      A1       236,000      5.625% due 6/01/2007                                                256,660
                         A        A3       470,000    John Hancock Financial Services, 5.625% due 12/01/2008                522,248
                         A        A2     1,285,000    J. P. Morgan Chase & Company, 6.625% due 3/15/2012                  1,482,465
                                                      Lehman Brothers Holdings, Inc.:
                         A        A2       800,000      6.625% due 4/01/2004                                                831,617
                         A        A2       600,000      7% due 2/01/2008                                                    699,470
                         A        A2       245,000      7.875% due 8/15/2010                                                301,072
                         A        A2       425,000      6.625% due 1/18/2012                                                498,260
                         BBB      Baa2     500,000    Liberty Property LP, 7.25% due 3/15/2011                              590,163
                                                      Marsh & McLennan Companies Inc.:
                         AA-      A2       210,000      6.625% due 6/15/2004                                                220,284
                         AA-      A2       575,000      6.25% due 3/15/2012                                                 655,434
                         A        A2       400,000    MetLife Inc., 6.125% due 12/01/2011                                   455,944
                         A+       Aa3      750,000    Morgan Stanley, Dean Witter, 6.60% due 4/01/2012                      866,539
                         AA-      Aa3      400,000    New York Life Insurance, 5.875% due 5/15/2033 (a)                     419,794
                         AA       Aa3      265,000    Principal Life Global, 6.25% due 2/15/2012 (a)                        299,768
                         A+       A1       375,000    Progressive Corporation, 6.25% due 12/01/2032                         417,515
                         BBB+     Baa1     500,000    Prologis Trust, 7% due 10/01/2003                                     507,419
                         A-       A3       440,000    Prudential Financial Inc., 3.75% due 5/01/2008                        453,112
                         BBB      Baa2     585,000    Shurgard Storage Centers, 5.875% due 3/15/2013                        626,983
                         BBB      Baa2     500,000    Simon Debartolo, 6.75% due 7/15/2004                                  523,607
                         AAA      Aaa      150,000    SunAmerica Inc., 5.60% due 7/31/2097                                  140,568
                         A-       A2       450,000    Travelers Property Casualty, 6.375% due 3/15/2033                     491,826
                                                                                                                        -----------
                                                                                                                         33,901,672
===================================================================================================================================
Financial Services--                                  Household Finance Corporation:
Consumer--0.4%           A        A1     1,800,000      5.875% due 2/01/2009                                              2,006,766
                         A        A1       750,000      7% due 5/15/2012                                                    887,737
                                                                                                                        -----------
                                                                                                                          2,894,503
===================================================================================================================================
Foreign Government       AAA      Aaa    2,000,000    Canada Government Bond, 5.25% due 11/05/2008                        2,257,750
Obligations--1.9%        BBB      A3       500,000    People's Republic of China, 7.30% due 12/15/2008                      605,838
                         BBB-     Baa1   1,025,000    Petroleos Mexicanos, 8.85% due 9/15/2007                            1,204,375
                         AA-      Aa2      400,000    Province of British Columbia, 4.625% due 10/03/2006                   432,213
                         AA-      Aa2    1,000,000    Province of Manitoba, 5.50% due 10/01/2008                          1,126,898
                         AA       Aa2      750,000    Province of Ontario, 5.50% due 10/01/2008                             847,122
                         A+       A1       900,000    Province of Quebec, 7.50% due 9/15/2029                             1,199,492
                         A+       Aa3      603,000    Province of Saskatchewan, 8% due 7/15/2004                            643,903
                         AAA      Aaa    1,000,000    Republic of Finland, 5.875% due 2/27/2006                           1,104,882
                                                      Republic of Italy:
                         AA       Aa2      700,000      5.25% due 4/05/2006                                                 759,300
                         AA       Aa2    1,050,000      4.375% due 10/25/2006                                             1,125,298
                                                      United Mexican States:
                         BBB-     Baa2   1,950,000      9.875% due 2/01/2010                                              2,500,875
                         BBB-     Baa2     900,000      6.375% due 1/16/2013                                                954,000
                                                                                                                        -----------
                                                                                                                         14,761,946
===================================================================================================================================
Industrial--Consumer     BBB      Baa1      60,000    Albertson's Inc., 7.50% due 2/15/2011                                  70,096
Goods--1.2%              A+       A1       350,000    Anheuser-Busch Companies Inc., 6% due 11/01/2041                      381,995
                         A        A2       500,000    Brown-Forman Corporation, 3% due 3/15/2008                            501,950
                         A        A2       855,000    Coca-Cola Enterprises, 6.75% due 9/15/2028                          1,012,842
                                                      Conagra Foods Inc.:
                         BBB+     Baa1     200,000      7% due 10/01/2028                                                   234,551
                         BBB+     Baa1     300,000      8.25% due 9/15/2030                                                 402,484
                         A+       A2       140,000    Diageo Capital PLC, 3.50% due 11/19/2007                              144,083
                         BBB+     Baa2     850,000    General Mills Inc., 6% due 2/15/2012                                  959,614
                         BBB      Baa2     515,000    International Paper Company, 8.125% due 7/08/2005                     574,169
                         BBB      Baa2     567,000    Kellogg Company, 6% due 4/01/2006                                     625,072
                         AA-      Aa2      294,000    Kimberly-Clark Corporation, 7.10% due 8/01/2007                       344,120
                         BBB+     A3       155,000    Kraft Foods Inc., 4.625% due 11/01/2006                               164,623
                                                      Kroger Company:
                         BBB      Baa3     160,000      7.625% due 9/15/2006                                                182,465
                         BBB      Baa3      85,000      7.70% due 6/01/2029                                                 102,335
                         BBB      Baa3     250,000      7.50% due 4/01/2031                                                 296,509
                         A-       A3       500,000    Nabisco, Inc., 6.375% due 2/01/2005                                   529,971
                         A        A1        92,000    Pepsi Bottling Holdings Inc., 5.625% due 2/17/2009 (a)                103,181
                         A        A1       500,000    PepsiCo Inc., 4.50% due 9/15/2004                                     519,654
                         BB+      Ba1      270,000    RJ Reynolds Tobacco Holdings, 6.50% due 6/01/2007                     270,474
                         BBB      Baa2     300,000    Safeway Inc., 6.15% due 3/01/2006                                     324,784
                         BBB      Baa2     290,000    Sappi Papier Holdings AG, 6.75% due 6/15/2012 (a)                     331,197
                         A+       A3       120,000    Sara Lee Corporation, 6.25% due 9/15/2011                             138,881
                                                      Sealed Air Corporation:
                         BBB      Baa3     400,000      5.375% due 4/15/2008                                                419,795
                         BBB      Baa3     135,000      6.95% due 5/15/2009 (a)                                             149,124
                         BBB      Baa3     390,000    SuperValu Inc., 7.50% due 5/15/2012                                   444,671
                                                                                                                        -----------
                                                                                                                          9,228,640
===================================================================================================================================


                                    16 & 17

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                         Master Aggregate Bond Index Series (continued)
                         ----------------------------------------------------------------------------------------------------------
                           S&P    Moody's   Face
INDUSTRIES+              Ratings  Ratings  Amount                  Corporate Bonds & Notes                                 Value
===================================================================================================================================
Industrial--Energy--                                  Anadarko Finance Company:
1.6%                     BBB+     Baa1  $  390,000      6.75% due 5/01/2011                                             $   457,116
                         BBB+     Baa1     190,000      7.50% due 5/01/2031                                                 238,676
                                                      Apache Corporation:
                         A-       A3       270,000      6.25% due 4/15/2012                                                 314,384
                         A-       A3       190,000      7.625% due 7/01/2019                                                236,774
                         AA+      Aa1      350,000    Atlantic Richfield, 5.90% due 4/15/2009                               401,819
                         A-       A3       550,000    Atmos Energy Corporation, 5.125% due 1/15/2013                        584,289
                         BBB+     Baa1     330,000    Chevron Phillips Chemical Company, 5.375% due 6/15/2007               355,956
                         AA       Aa2      150,000    ChevronTexaco Capital Company, 3.50% due 9/17/2007                    155,883
                         A        A2       325,000    Colonial Pipeline, 7.63% due 4/15/2032 (a)                            424,441
                                                      Conoco Inc.:
                         A-       A3       800,000      5.90% due 4/15/2004                                                 827,510
                         A-       A3       320,000      6.35% due 4/15/2009                                                 374,027
                         A-       A3        75,000      6.95% due 4/15/2029                                                  90,237
                         A-       A3     1,400,000    ConocoPhillips, 4.75% due 10/15/2012                                1,479,565
                                                      Consolidated Natural Gas:
                         BBB+     A3       500,000      5.375% due 11/01/2006                                               542,068
                         BBB+     A3        75,000      6.25% due 11/01/2011                                                 86,120
                                                      Duke Energy Corporation:
                         A-       A3       300,000      3.75% due 3/05/2008 (a)                                             308,799
                         BBB+     Baa1     550,000      6.25% due 1/15/2012                                                 616,328
                         BBB      Baa2     350,000    Enterprise Products Operations, 6.875% due 3/01/2033 (a)              396,407
                                                      Kinder Morgan Energy:
                         BBB+     Baa1     840,000      6.75% due 3/15/2011                                                 976,781
                         BBB      Baa2     425,000      6.50% due 9/01/2012                                                 487,177
                         A+       A1       350,000    Motiva Enterprises LLC, 5.20% due 9/15/2012 (a)                       370,257
                         A-       Baa1     100,000    Murphy Oil Corporation, 6.375% due 5/01/2012                          115,260
                         A-       A3       225,000    Nabors Industries Inc., 5.375% due 8/15/2012                          244,310
                         BBB      Baa3     430,000    NiSource Finance Corporation, 7.625% due 11/15/2005                   470,141
                         BBB-     Baa3     450,000    Ocean Energy Inc., 7.25% due 10/01/2011                               536,806
                         A-       A3       650,000    Phillips Petroleum Company, 8.50% due 5/25/2005                       732,191
                         AA       Aa3      250,000    Texaco Capital Inc., 8.625% due 6/30/2010                             330,486
                         BBB      Baa3     300,000    Valero Energy Corporation, 6.875% due 4/15/2012                       340,072
                                                                                                                        -----------
                                                                                                                         12,493,880
===================================================================================================================================
Industrial--             BB+      Ba1      450,000    Abitibi Consolidated Inc., 8.55% due 8/01/2010                        504,071
Manufacturing--3.7%      A-       A2       340,000    Alcan Inc., 6.45% due 3/15/2011                                       393,561
                         A-       A2       400,000    Alcoa Inc., 6% due 1/15/2012                                          450,571
                         A+       A2       600,000    American Honda Finance, 1.548% due 10/03/2005 (a)                     602,381
                         A        A3       320,000    Baxter International Inc., 4.625% due 3/15/2015 (a)                   324,460
                         A        A3       200,000    Boeing Capital Corporation, 7.10% due 9/27/2005                       220,603
                         A        A2       265,000    Caterpillar Financial Services Corporation, 4.875% due 6/15/2007      287,417
                                                      Centex Corporation:
                         BBB      Baa2     390,000      7.875% due 2/01/2011                                                471,773
                         BBB      Baa2      45,000      7.50% due 1/15/2012                                                  53,494
                         A-       A3       450,000    Cooper Industries Inc., 5.50% due 11/01/2009                          499,985
                                                      DaimlerChrysler NA Holdings:
                         BBB+     A3     1,370,000      6.40% due 5/15/2006                                               1,496,091
                         BBB+     A3       250,000      7.30% due 1/15/2012                                                 281,948
                         BBB+     A3       310,000      8.50% due 1/18/2031                                                 365,138
                         A-       A3       635,000    Deere & Co., 7.85% due 5/15/2010                                      782,255
                         BBB-     Baa2     500,000    Delphi Auto Systems Corporation, 6.55% due 6/15/2006                  536,459
                         BBB-     Baa3     270,000    Domtar Inc., 7.875% due 10/15/2011                                    329,683
                         A        A2       335,000    Emerson Electric Company, 7.875% due 6/01/2005                        373,589
                         BBB      Baa1   1,600,000    Ford Motor Company, 7.45% due 7/16/2031                             1,465,704
                                                      Ford Motor Credit Company:
                         BBB      A3     1,890,000      6.875% due 2/01/2006                                              2,004,534
                         BBB      A3       200,000      7.25% due 10/25/2011                                                205,615
                         AAA      Aaa    1,760,000    General Electric Capital Corporation, 6.75% due 3/15/2032           2,058,434
                                                      General Motors Acceptance Corp.:
                         BBB      A3       674,000      6.85% due 6/17/2004                                                 701,091
                         BBB      A3       692,000      7.75% due 1/19/2010                                                 744,745
                         BBB      A3       140,000      6.875% due 9/15/2011                                                140,467
                         BBB      A3       970,000      7% due 2/01/2012                                                    975,925
                         BBB      A3       998,000      8% due 11/01/2031                                                   979,203
                         AAA      Aaa      400,000    General Electric Company, 5% due 2/01/2013                            422,503
                         BBB+     Baa1     500,000    Hanson Australia Funding, 5.25% due 3/15/2013                         512,181
                         BBB      Baa2   1,000,000    Hertz Corp., 7% due 1/15/2028                                         835,722
                         A        A2       205,000    Honeywell International, 6.125% due 11/01/2011                        233,558
                                                      IBM Corporation:
                         A+       A1       335,000      6.45% due 8/01/2007                                                 381,524
                         A+       A1       200,000      4.75% due 11/29/2012                                                210,213
                         BBB-     Ba1      550,000    IOS Capital LLC, 7.25% due 6/30/2008                                  537,625
                         A-       A3       125,000    Kern River Funding Corporation, 4.893% due 4/30/2018 (a)              128,612
                         BBB-     Baa3     200,000    Lennar Corporation, 5.95% due 3/01/2013                               218,895
                                                      Lockheed Martin Corporation:
                         BBB      Baa2     300,000      7.25% due 5/15/2006                                                 341,653
                         BBB      Baa2     135,000      7.75% due 5/01/2026                                                 168,432
                         BBB      Baa2     350,000      8.50% due 12/01/2029                                                475,718
                         BB+      Baa3     250,000    MDC Holdings Inc., 5.50% due 5/15/2013                                252,068
                         BBB      Baa2     325,000    Martin Marietta Corp., 7.375% due 4/15/2013                           393,672
                                                      Masco Corporation:
                         BBB+     Baa1     365,000      6% due 5/03/2004                                                    377,825
                         BBB+     Baa1      45,000      6.50% due 8/15/2032                                                  49,945
                                                      Newell Rubbermaid Inc.:
                         BBB+     Baa1     250,000      4.625% due 12/15/2009                                               264,902
                         BBB+     Baa1     300,000      4% due 5/01/2010                                                    305,690
                         AA       Aa3      350,000    Pitney Bowes Inc., 4.75% due 5/15/2018                                357,093


                                    18 & 19

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                         Master Aggregate Bond Index Series (continued)
                         ----------------------------------------------------------------------------------------------------------
                           S&P    Moody's   Face
INDUSTRIES+              Ratings  Ratings  Amount                  Corporate Bonds & Notes                                 Value
===================================================================================================================================
Industrial--                                          Pulte Homes Inc.:
Manufacturing            BBB-     Baa3  $  110,000      7.875% due 8/01/2011                                            $   133,567
(concluded)              BBB-     Baa3     105,000      6.25% due 2/15/2013                                                 116,484
                                                      Raytheon Company:
                         BBB-     Baa3     160,000      8.20% due 3/01/2006                                                 184,601
                         BBB-     Baa3      35,000      6.15% due 11/01/2008                                                 39,575
                         BBB-     Baa3     550,000      8.30% due 3/01/2010                                                 675,689
                         BBB-     Baa3     350,000      6.75% due 3/15/2018                                                 403,346
                         A-       A3       400,000    Science Applications International, 5.50% due 7/01/2033 (a)           375,998
                         A        A2       225,000    Stanley Works, 4.90% due 11/01/2012 (a)                               234,743
                         A-       A3       870,000    Textron Financial Corporation, 2.75% due 6/01/2006                    868,718
                         BBB-     Baa3     400,000    Timken Company, 6.75% due 8/21/2006                                   445,841
                         BBB-     Baa3     325,000    Toll Brothers Inc., 6.875% due 11/15/2012 (a)                         372,466
                         BBB      Baa2     310,000    Visteon Corp., 8.25% due 8/01/2010                                    336,849
                         BBB      Baa2     740,000    Weyerhaeuser Company, 5.95% due 11/01/2008                            827,942
                                                                                                                        -----------
                                                                                                                         28,732,847
===================================================================================================================================
Industrial--Other--      AA       Aa3      396,000    Abbott Laboratories, 5.625% due 7/01/2006                             438,463
2.4%                     A+       A1       255,000    Archer-Daniels-Midland, 5.935% due 10/01/2032                         272,179
                         BBB      Baa2     200,000    BRE Properties, 5.95% due 3/15/2007                                   219,137
                         BB+      Ba1      475,000    Bowater Canada Finance, 7.95% due 11/15/2011                          503,767
                         BBB+     Baa2   1,075,000    Burlington Northern Santa Fe, 6.75% due 7/15/2011                   1,258,659
                         BBB      Baa2     435,000    CSX Corporation, 6.75% due 3/15/2011                                  506,454
                         AAA      Aaa    1,140,000    Continental Airlines, 6.563% due 2/15/2012                          1,247,827
                         A-       A3       430,000    Dow Chemical, 5.75% due 11/15/2009                                    470,267
                         AA       Aa3      600,000    Eli Lilly & Company, 7.125% due 6/01/2025                             758,951
                         A        A2       850,000    General Dynamics Corporation, 3% due 5/15/2008                        855,353
                         BBB-     Ba1      500,000    HCA Inc., 6.30% due 10/01/2012                                        511,179
                         BBB      Baa2     500,000    Harris Corporation, 6.35% due 2/01/2028                               540,755
                         BBB+     Baa2     350,000    Health Care Properties Investors Inc., 6.45% due 6/25/2012            380,825
                         BBB      Baa2     700,000    ICI North America, 8.875% due 11/15/2006                              826,457
                         A-       Baa2     550,000    Inversiones CMPC SA, 4.875% due 6/18/2013 (a)                         543,373
                         NR*      A3     2,208,000    Morgan Stanley TRACERS, 5.838% due 3/01/2007 (a)(b)(c)              2,428,535
                         BBB      Baa2     235,000    New Plan Excel Realty Trust, 5.875% due 6/15/2007                     251,828
                                                      Norfolk Southern Corporation:
                         BBB      Baa1     575,000      6.75% due 2/15/2011                                                 671,583
                         BBB      Baa1     220,000      7.25% due 2/15/2031                                                 262,732
                         BBB-     Baa3     237,000    Northrop Grumman Corporation, 7.125% due 2/15/2011                    283,907
                         AAA      Aaa      850,000    Pfizer Inc., 5.625% due 2/01/2006                                     932,928
                         BBB+     Baa2     170,000    Placer Dome Inc., 6.375% due 3/01/2033 (a)                            178,354
                                                      Praxair Inc.:
                         A-       A3       235,000      6.50% due 3/01/2008                                                 272,476
                         A-       A3       135,000      6.375% due 4/01/2012                                                157,232
                         BBB-     Baa3     715,000    Rock-Tenn Company, 5.625% due 3/15/2013                               744,485
                         A        Baa1     400,000    Southwest Airlines Co., 8% due 3/01/2005                              434,700
                                                      Tenet Healthcare Corporation:
                         BB       Ba3      250,000      7.375% due 2/01/2013                                                241,250
                         BB       Ba3      170,000      6.875% due 11/15/2035 (f)                                           149,600
                                                      Union Pacific Corp.:
                         BBB      Baa3     150,000      6.34% due 11/25/2003                                                152,608
                         BBB      Baa3     950,000      5.75% due 10/15/2007                                              1,054,585
                         A+       A2       625,000    United Technology Corporation, 6.35% due 3/01/2011                    724,673
                         A-       Baa1     100,000    Wellpoint Health Network, 6.375% due 6/15/2006                        112,141
                                                                                                                        -----------
                                                                                                                         18,387,263
===================================================================================================================================
Industrial--             BBB+     Baa1   1,675,000    AOL Time Warner Inc., 6.875% due 5/01/2012                          1,912,207
Services--3.3%           BBB-     Baa3     600,000    Aramark Services Inc., 6.375% due 2/15/2008                           659,496
                         A-       A3       225,000    Carnival Corporation, 6.15% due 4/15/2008                             248,223
                         BBB      Baa1     950,000    Cendant Corporation, 6.875% due 8/15/2006                           1,062,620
                                                      Citizens Communications Company:
                         BBB      Baa2   1,500,000      8.50% due 5/15/2006                                               1,739,717
                         BBB      Baa2     275,000      7.625% due 8/15/2008                                                326,643
                         BBB-     Baa3     400,000    Clear Channel Communications, 7.25% due 10/15/2027                    456,328
                         BBB      Baa3     450,000    Comcast Cable Communications, 8.875% due 5/01/2017                    601,972
                                                      Comcast Corporation:
                         BBB      Baa3     550,000      5.85% due 1/15/2010                                                 605,164
                         BBB      Baa3     500,000      7.05% due 3/15/2033                                                 555,324
                         BBB      Baa2     350,000    Cox Communications Inc., 7.125% due 10/01/2012                        417,947
                                                      Dayton Hudson Corp.:
                         A+       A2       888,000      10% due 1/01/2011                                                 1,223,541
                         A+       A2       100,000      6.75% due 1/01/2028                                                 116,038
                                                      Federated Department Stores:
                         BBB+     Baa1      25,000      6.625% due 9/01/2008                                                 28,573
                         BBB+     Baa1     135,000      6.30% due 4/01/2009                                                 152,828
                         BBB+     Baa1     270,000      6.625% due 4/01/2011                                                310,292
                         A+       A1       835,000    First Data Corporation, 6.375% due 12/15/2007                         956,807
                         BBB+     Baa2     470,000    Fiserv Inc., 4% due 4/15/2008 (a)                                     484,007
                         A        A2       515,000    Gannett Company Inc., 5.50% due 4/01/2007                             566,528
                         A-       A3       550,000    Hewlett-Packard Company, 3.625% due 3/15/2008                         564,460
                         A-       A3       235,000    Kohl's Corporation, 6.30% due 3/01/2011                               272,287
                                                      Liberty Media Corporation:
                         BBB-     Baa3     810,000      7.875% due 7/15/2009                                                948,873
                         BBB-     Baa3     500,000      5.70% due 5/15/2013                                                 508,260
                         BBB+     Baa1     450,000    Limited Brands Inc., 6.125% due 12/01/2012                            497,216
                                                      Lowe's Companies Inc.:
                         A        A3       215,000      6.875% due 2/15/2028                                                252,327
                         A        A3        65,000      6.50% due 3/15/2029                                                  73,714
                         BBB      Ba1      360,000    Manor Care Inc., 6.25% due 5/01/2013 (a)                              372,600
                                                      News America Inc.:
                         BBB-     Baa3     550,000      7.25% due 5/18/2018                                                 655,114
                         BBB-     Baa3     250,000      7.28% due 6/30/2028                                                 283,385
                         A-       A3     2,100,000    Reed Elsevier Capital, 6.125% due 8/01/2006                         2,344,217


                                    20 & 21

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                         Master Aggregate Bond Index Series (continued)
                         ----------------------------------------------------------------------------------------------------------
                           S&P    Moody's   Face
INDUSTRIES+              Ratings  Ratings  Amount                  Corporate Bonds & Notes                                 Value
===================================================================================================================================
Industrial--             BBB-     Ba2   $  250,000    Rogers Cable Inc., 6.25% due 6/15/2013 (a)                        $   249,375
Services                 BBB      Baa1     500,000    Sears Discover Credit Corp., 9.14% due 3/13/2012                      592,805
(concluded)              BBB      Baa1     205,000    Sears Roebuck Acceptance Corporation, 7% due 6/01/2032                229,302
                         BBB      Baa3     200,000    Tele-Communications Inc., 9.80% due 2/01/2012                         264,936
                                                      Time Warner Inc.:
                         BBB+     Baa1     870,000      7.75% due 6/15/2005                                                 955,231
                         BBB+     Baa1     352,000      6.875% due 6/15/2018                                                395,885
                         BBB-     Baa3     715,000    USA Interactive, 7% due 1/15/2013                                     823,540
                         AAA      Aaa      500,000    United Parcel Service, 8.375% due 4/01/2020                           665,185
                         BB+      Baa3     500,000    Univision Communication Inc., 7.85% due 7/15/2011                     595,141
                         A-       A3       635,000    Viacom Inc., 7.75% due 6/01/2005                                      707,227
                         AA       Aa2      450,000    Wal-Mart Stores, Inc., 6.875% due 8/10/2009                           541,601
                         BBB      Baa3     375,000    Waste Management Inc., 6.50% due 5/15/2004                            383,804
                                                                                                                        -----------
                                                                                                                         25,600,740
===================================================================================================================================
Utilities--              BBB      Baa2     400,000    AT&T Corporation, 7.80% due 11/15/2011                                457,245
Communications--         BBB      Baa2     990,000    AT&T Wireless Services Inc., 8.75% due 3/01/2031                    1,223,704
2.2%                     A        A2       315,000    Alltel Corporation, 7% due 7/01/2012                                  382,346
                         A+       A1       800,000    Ameritech Capital Funding, 6.45% due 1/15/2018                        929,884
                         A+       A1       459,000    BellSouth Corporation, 6% due 10/15/2011                              524,545
                         A-       Baa1     855,000    British Telecom PLC, 8.375% due 12/15/2010                          1,081,301
                         BBB+     Baa2     400,000    CenturyTel Inc., 7.875% due 8/15/2012                                 504,812
                                                      Deutsche Telekom International Finance:
                         BBB+     Baa3   1,400,000      8.25% due 6/15/2005                                               1,561,179
                         BBB+     Baa3     710,000      8.50% due 6/15/2010                                                 872,149
                         BBB+     Baa3     300,000      8.75% due 6/15/2030                                                 382,227
                                                      France Telecom:
                         BBB      Baa3     700,000      9.25% due 3/01/2011                                                 880,996
                         BBB      Baa3     500,000      10% due 3/01/2031                                                   691,868
                                                      GTE Corporation:
                         A+       A3       800,000      6.84% due 4/15/2018                                                 945,055
                         A+       A3       220,000      6.94% due 4/15/2028                                                 249,668
                         BBB+     Baa1     700,000    Koninklijke (KPN) NV, 8% due 10/01/2010                               866,574
                         BBB      Baa2     675,000    Motorola Inc., 7.625% due 11/15/2010                                  793,125
                                                      Sprint Capital Corporation:
                         BBB-     Baa3   1,925,000      8.375% due 3/15/2012                                              2,304,835
                         BBB-     Baa3     300,000      6.90% due 5/01/2019                                                 314,234
                                                      Verizon Global Funding Corporation:
                         A+       A2     1,000,000      6.75% due 12/01/2005                                              1,115,861
                         A+       A2       650,000      7.375% due 9/01/2012                                                792,808
                         A+       A2        85,000    Verizon New York Inc., 6.875% due 4/01/2012                           100,059
                                                                                                                        -----------
                                                                                                                         16,974,475
===================================================================================================================================
Utilities--Gas &         BBB+     Baa1     600,000    AGL Capital Corporation, 4.45% due 4/15/2013                          600,906
Electric--1.9%           A-       Baa2     270,000    AmerenEnergy Generating, 7.95% due 6/01/2032                          343,178
                         BBB      Baa3   1,100,000    American Electric Power, 6.125% due 5/15/2006                       1,205,767
                         BBB+     A2       500,000    Baltimore Gas & Electric, 5.20% due 6/15/2033                         478,118
                         BBB      Baa1     115,000    Cincinnati Gas & Electric Company, 5.70% due 9/15/2012                126,346
                         BBB+     Baa1     500,000    Commonwealth Edison Company, 6.95% due 7/15/2018                      609,107
                         BBB      Baa1     135,000    Conectiv Inc., .30% due 6/01/2005                                     140,626
                                                      Consolidated Edison Company of New York:
                         NR*      A1       275,000      4.875% due 2/01/2013                                                289,949
                         A        A1       500,000      5.10% due 6/15/2033                                                 475,700
                         BBB+     Baa1     595,000    Constellation Energy Group, 6.125% due 9/01/2009                      669,155
                                                      Consumers Energy (a):
                         BBB-     Baa3     445,000      4.25% due 4/15/2008                                                 460,165
                         BBB-     Baa3     400,000      4% due 5/15/2010                                                    398,714
                                                      Dominion Resources Inc.:
                         BBB+     Baa1     481,000      8.125% due 6/15/2010                                                596,053
                         BBB+     Baa1     325,000      6.30% due 3/15/2033                                                 343,222
                         BBB+     Baa2     475,000    Entergy Mississippi Inc., 5.15% due 2/01/2013                         490,136
                         BBB+     Baa2      50,000    Exelon Corporation, 6.75% due 5/01/2011                                57,849
                         BBB-     Baa2     825,000    FirstEnergy Corp., 6.45% due 11/15/2011                               905,322
                         A        Aa3      470,000    Florida Power and Light, 6.875% due 12/01/2005                        524,695
                         A-       A2       100,000    FPL Group Capital Inc., 7.625% due 9/15/2006                          115,535
                         A        A2       160,000    Georgia Power Company, 5.125% due 11/15/2012                          171,612
                         BBB-     Baa3     510,000    MidAmerican Energy Holdings, 5.875% due 10/01/2012                    559,327
                         BBB      Baa2     200,000    New York State Electric & Gas, 5.75% due 5/01/2023                    203,111
                         BBB      Baa1     475,000    Oncor Electric Delivery, 6.375% due 5/01/2012                         542,233
                         BBB      A3       200,000    Ohio Power Company, 6.60% due 2/15/2033 (a)                           223,221
                         BBB      Baa1     200,000    Pepco Holdings Inc., 4% due 5/15/2010                                 199,908
                         BBB      Baa2     560,000    Progress Energy Inc., 7.10% due 3/01/2011                             651,452
                         A-       A3       670,000    Public Service Electric & Gas, 5.125% due 9/01/2012                   715,363
                         A-       A1       170,000    South Carolina Electric & Gas, 6.70% due 2/01/2011                    199,879
                         A+       A1       700,000    Southern California Gas Company, 4.80% due 10/01/2012                 735,694
                         BBB+     Baa1     490,000    Southern Power Company, 6.25% due 7/15/2012                           554,621
                         BBB      Baa2     150,000    TGT Pipeline LLC, 5.20% due 6/01/2018 (a)                             149,529
                         BBB+     Baa1     300,000    Texas Gas Transmission, 4.60% due 6/01/2015 (a)                       299,169
                         A-       A1       277,000    Union Electric Company, 5.25% due 9/01/2012                           300,889
                         A-       Aa3      250,000    Wisconsin Electric Power, 5.625% due 5/15/2033                        258,412
                                                                                                                        -----------
                                                                                                                         14,594,963
===================================================================================================================================
Yankee--                 A        A2       365,000    BHP Finance USA Limited, 6.42% due 3/01/2026                          407,810
Corporate--2.2%          A-       A2       200,000    BSCH Issuances Ltd., 7.625% due 9/14/2010                             247,969
                         A-       Baa3     730,000    Brascan Corporation, 5.75% due 3/01/2010                              777,000
                         BBB+     Baa1     650,000    Burlington Resources Finance, 6.50% due 12/01/2011                    759,503
                         BBB+     Baa1     500,000    Canadian National Railways, 6.375% due 10/15/2011                     581,843
                         A-       A2       120,000    Codelco Inc., 6.375% due 11/30/2012 (a)                               132,162
                         A        A2       535,000    Corp Andina de Fomento, 6.875% due 3/15/2012                          609,065
                         A+       A1     1,000,000    Hydro-Quebec, 8.875% due 3/01/2026                                  1,491,645
                                                      Inter-American Development Bank:
                         AAA      Aaa      750,000      5.75% due 2/26/2008                                                 857,553
                         AAA      NR*    1,000,000      6.80% due 10/15/2025                                              1,241,250


                                    22 & 23

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (concluded)                            (in U.S. dollars)

                         Master Aggregate Bond Index Series (concluded)
                         ----------------------------------------------------------------------------------------------------------
                           S&P    Moody's   Face
INDUSTRIES+              Ratings  Ratings  Amount                  Corporate Bonds & Notes                                 Value
===================================================================================================================================
Yankee--                                              International Bank for Reconstruction and Development:
Corporate                AAA      Aaa   $1,865,000      4.75% due 4/30/2004                                            $  1,920,780
(concluded)              AAA      Aaa      250,000      3.50% due 10/22/2004                                                257,549
                         AAA      Aaa      700,000    KFW International Finance, 4.75% due 1/24/2007                        759,772
                         A-       A3       550,000    Korea Development Bank, 4.25% due 11/13/2007                          567,879
                         AA-      A1       500,000    National Australia Bank Ltd., 8.60% due 5/19/2010                     646,334
                         BBB-     Baa3   1,165,000    Noranda Inc., 7% due 7/15/2005                                      1,233,187
                         A        A2       950,000    Norsk Hydro A/S, 6.36% due 1/15/2009                                1,093,942
                                                      Pemex Project Funding Master Trust:
                         BBB-     Baa1     905,000      9.125% due 10/13/2010                                             1,095,050
                         BBB-     Baa1     400,000      7.375% due 12/15/2014                                               438,000
                         BBB-     Baa1      40,000      8.625% due 2/01/2022                                                 45,700
                         BBB+     Baa2     345,000    Potash Corporation of Saskatchewan, 7.75% due 5/31/2011               424,062
                         A+       A1       500,000    Unilever Capital Corporation, 7.125% due 11/01/2010                   605,785
                                                      Vodafone Group PLC:
                         A        A2       530,000      7.75% due 2/15/2010                                                 652,128
                         A        A2       100,000      7.875% due 2/15/2030                                                128,823
                         A+       A1       350,000    Westpac Banking Corporation, 4.625% due 6/01/2018                     347,557
                                                                                                                       ------------
                                                                                                                         17,322,348
===================================================================================================================================
                         Total Investments in Corporate Bonds & Notes (Cost--$200,909,649)--28.0%                       216,727,573
===================================================================================================================================
                                                                     Short-Term Securities
===================================================================================================================================
Repurchase                                            Morgan Stanley & Co., Inc.:
Agreements***--                         10,025,000      purchased on 6/30/2003 to yield 1.12% to 7/01/2003,
13.4%                                                     repurchase price $10,025,312, collaterized by FHLM,
                                                          6% due 10/01/2008                                              10,025,000
                                           375,000      purchased on 6/30/2003 to yield 1.12% to 7/01/2003,
                                                          repurchase price $375,012, collaterized by FHLM,
                                                          4.50% due 5/01/2013                                               375,000
                                        93,600,000      purchased on 6/30/2003 to yield 1.12% to 7/01/2003,
                                                          repurchase price $93,602,912, collaterized by FHLM,
                                                          5% due 2/01/2018                                               93,600,000
                                                                                                                       ------------
                                                                                                                        104,000,000
===================================================================================================================================
                                     Beneficial Interest/
                                         Shares Held
===================================================================================================================================
Other--3.4%                             $15,651,000   Merrill Lynch Liquidity Series, LLC Money Market Series (d)(e)     15,651,000
                                         10,434,000   Merrill Lynch Premier Institutional Fund (d)(e)                    10,434,000
                                                                                                                       ------------
                                                                                                                         26,085,000
===================================================================================================================================
                         Total Investments in Short-Term Securities (Cost--$130,085,000)--16.8%                         130,085,000
===================================================================================================================================

                         Total Investments (Cost--$841,930,304)--113.3%                                                 877,890,483

                         Unrealized Appreciation on Swaps****--0.1%                                                         479,230

                         Liabilities in Excess of Other Assets--(13.4%)                                                (103,675,360)
                                                                                                                       ------------
                         Net Assets--100.0%                                                                            $774,694,353
                                                                                                                       ============
===================================================================================================================================

+ For Fund compliance purposes, "Industries" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
*     Not Rated.
** Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
*** Repurchase Agreements are fully collateralized by U.S. Government Agency Obligations.
****  Swaps entered into as of June 30, 2003 were as follows:
      --------------------------------------------------------------------------
                                                      Notional      Unrealized
                                                       Amount      Appreciation
      --------------------------------------------------------------------------
      Receive a price return equal to Lehman
      Brothers CMBS Investment Grade Index
      Total Return and pay floating rate based
      on 1-month USD LIBOR, minus .40%              17,000,000     $479,230
         Broker, Deutsche Bank AG
         Expires, October 2003
      --------------------------------------------------------------------------

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b)   Floating rate note.
(c)   Tradable Custodial Receipts (TRACERS).
(d) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:
      --------------------------------------------------------------------------
                                                        Net    Dividend/Interest
      Affiliate                                      Activity       Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,              $15,347,574       $624
      LLC Money Market Series
      Merrill Lynch Premier
      Institutional Fund                            10,164,842       $324
      --------------------------------------------------------------------------
(e)   Security was purchased with the cash proceeds from securities loans.
(f) Restricted securities as to the resale. The value of the Fund's investment in restricted securities was approximately $150,000, representing .02% of net assets:
      --------------------------------------------------------------------------
                                       Acquisition
      Issue                                Date           Cash           Value
      --------------------------------------------------------------------------
      Tenet Healthcare Corporation,     11/27/2002      $142,523        $149,600
      6.875% due 11/15/2031
      --------------------------------------------------------------------------
      Total                                             $142,523        $149,600
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


                                    24 & 25

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2003

STATEMENT OF ASSETS AND LIABILITIES

MASTER
AGGREGATE BOND
INDEX SERIES             As of June 30, 2003
========================================================================================================================
Assets:                  Investments, at value (including securities loaned of $25,458,030)
                         (identified cost--$841,930,304) ..................................                 $877,890,483
                         Unrealized appreciation on swaps--net ............................                      479,230
                         Receivables:
                           Interest .......................................................   $ 7,666,903
                           Paydowns .......................................................     1,311,847
                           Contributions ..................................................     1,094,420
                           Securities sold ................................................       636,946     10,710,116
                                                                                              -----------
                         Prepaid expenses .................................................                       67,363
                                                                                                            ------------
                         Total assets .....................................................                  889,147,192
                                                                                                            ------------
========================================================================================================================
Liabilities:             Collateral on securities loaned, at value ........................                   26,085,000
                         Payables:
                           Securities purchased ...........................................    84,268,711
                           Custodian bank .................................................     3,631,956
                           Withdrawals ....................................................       452,526
                           Investment adviser .............................................         6,145
                           Other affiliates ...............................................         4,279     88,363,617
                                                                                              -----------
                         Accrued expenses and other liabilities ...........................                        4,222
                                                                                                            ------------
                         Total liabilities ................................................                  114,452,839
                                                                                                            ------------
========================================================================================================================
Net Assets:              Net assets .......................................................                 $774,694,353
                                                                                                            ============
========================================================================================================================
Net Assets               Investors' capital ...............................................                 $738,254,944
Consist of:              Unrealized appreciation on investments--net ......................                   36,439,409
                                                                                                            ------------
                         Net assets .......................................................                 $774,694,353
                                                                                                            ============
========================================================================================================================

      See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MASTER
AGGREGATE BOND
INDEX SERIES             For the Six Months Ended June 30, 2003
==========================================================================================================
Investment Income:       Interest .............................................                $16,238,111
                         Interest income on swaps--net ........................                    102,612
                         Securities lending--net ..............................                        948
                                                                                               -----------
                         Total income .........................................                 16,341,671
                                                                                               -----------
==========================================================================================================
Expenses:                Professional fees ....................................    $ 68,785
                         Accounting services ..................................      63,624
                         Custodian fees .......................................      40,453
                         Investment advisory fees .............................      36,868
                         Trustees' fees and expenses ..........................       3,834
                         Printing and shareholder reports .....................       2,392
                         Other ................................................       5,472
                                                                                   --------
                         Total expenses .......................................                    221,428
                                                                                               -----------
                         Investment income--net ...............................                 16,120,243
                                                                                               -----------
==========================================================================================================
Realized &               Realized gain from investments--net ..................                  2,916,139
Unrealized Gain on       Change in unrealized appreciation on investments--net                   9,443,401
Investments -- Net:                                                                            -----------
                         Total realized and unrealized gain on investments--net                 12,359,540
                                                                                               -----------
                         Net Increase in Net Assets Resulting from Operations .                $28,479,783
                                                                                               ===========
==========================================================================================================

      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     For the Six         For the
MASTER                                                                               Months Ended       Year Ended
AGGREGATE BOND                                                                         June 30,        December 31,
INDEX SERIES        Increase (Decrease) in Net Assets:                                   2003              2002
===================================================================================================================
Operations:         Investment income--net .....................................    $  16,120,243     $  28,432,807
                    Realized gain on investments--net ..........................        2,916,139         3,541,654
                    Change in unrealized appreciation on investments--net ......        9,443,401        20,353,079
                                                                                    -------------     -------------
                    Net increase in net assets resulting from operations .......       28,479,783        52,327,540
                                                                                    -------------     -------------
===================================================================================================================
Capital             Proceeds from contributions ................................      181,730,110       414,370,731
Transactions:       Fair value of withdrawals ..................................     (152,083,583)     (216,281,419)
                                                                                    -------------     -------------
                    Net increase in net assets derived from capital transactions       29,646,527       198,089,312
                                                                                    -------------     -------------
===================================================================================================================
Net Assets:         Total increase in net assets ...............................       58,126,310       250,416,852
                    Beginning of period ........................................      716,568,043       466,151,191
                                                                                    -------------     -------------
                    End of period ..............................................    $ 774,694,353     $ 716,568,043
                                                                                    =============     =============
===================================================================================================================

      See Notes to Financial Statements.


                                     26 & 27

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2003

FINANCIAL HIGHLIGHTS

                                                                For the Six                    For the Year Ended
MASTER              The following ratios have been derived      Months Ended                       December 31,
AGGREGATE BOND      from information provided in the              June 30,    -----------------------------------------------------
INDEX SERIES        financial statements.                           2003          2002          2001          2000         1999
===================================================================================================================================
Total Investment                                                       3.86%+       10.13%         8.07%           --            --
Return:**                                                       ===========   ===========   ===========   ===========   ===========
===================================================================================================================================
Ratios to Average   Expenses ...............................            .06%*         .08%          .13%          .14%          .10%
Net Assets:                                                     ===========   ===========   ===========   ===========   ===========
                    Investment income--net .................           4.37%*        5.37%         5.93%         6.62%         6.30%
                                                                ===========   ===========   ===========   ===========   ===========
===================================================================================================================================
Supplemental        Net assets, end of period (in thousands)    $   774,694   $   716,568   $   466,151   $   308,345   $   406,148
Data:                                                           ===========   ===========   ===========   ===========   ===========
                    Portfolio turnover .....................          79.41%       112.18%       144.23%        43.24%        61.82%
                                                                ===========   ===========   ===========   ===========   ===========
===================================================================================================================================

*     Annualized.
** Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
+     Aggregate total investment return.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MASTER
AGGREGATE BOND
INDEX SERIES

1. Significant Accounting Policies:

Master Aggregate Bond Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments -- Portfolio securities that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official closing price as of the close of business on the day the securities are being valued, or lacking any sales, at the closing bid price for long positions, and at the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the most recent bid prices as obtained from one or more dealers that make markets in the securities. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Short-term securities are valued at amortized cost, which approximates market value. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing price at the close of such exchanges. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust which may use a matrix system for valuations. Occasionally, events affecting the values of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the market on which such securities trade) and the close of business on the NYSE. If events (for example, company announcement, natural disasters, market volatility) occur during such periods that are expected to materially affect the value for such securities, those securities may be valued at their fair market value as determined in good faith by the Trust's Board of Trustees or by the investment adviser using a pricing service and/or procedures approved by the Board of Trustees of the Trust.

(b) Repurchase agreements -- The Series invests in securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Series takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Series may be delayed or limited.

(c) Derivative financial instruments -- The Series may engage in various portfolio investment techniques to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(d) Income taxes -- The Series is classified as a partnership for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no Federal income tax provision is required. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Series amortizes all premiums and discounts on debt securities.

(f) Dollar rolls -- The Series may sell securities for delivery in the current month and simultaneously contract to


                                    28 & 29

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2003

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER
AGGREGATE BOND
INDEX SERIES

repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. As of June 30, 2003, no dollar rolls were in effect.

(g) Securities lending -- The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investments, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(h) Custodian bank -- The Series recorded an amount payable to the Custodian Bank reflecting an overnight overdraft which resulted from management estimates of available cash.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Series also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the six months ended June 30, 2003, MLIM, LLC received $463 in securities lending agent fees.

Merrill Lynch Trust Company, an indirect, wholly-owned subsidiary of ML & Co., is the Series' custodian.

For the six months ended June 30, 2003, the Series reimbursed FAM $7,765 for certain accounting services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2003 were $600,577,693 and $572,567,772, respectively.

Net realized gains for the six months ended June 30, 2003 and net unrealized gains as of June 30, 2003 were as follows:

--------------------------------------------------------------------------------
                                                  Realized            Unrealized
                                                   Gains                Gains
--------------------------------------------------------------------------------
Long-term investments ................          $ 2,916,139          $35,960,179
Swap contracts .......................                   --              479,230
                                                -----------          -----------
Total ................................          $ 2,916,139          $36,439,409
                                                ===========          ===========
--------------------------------------------------------------------------------

As of June 30, 2003, net unrealized appreciation for Federal income tax purposes aggregated $35,289,520, of which $35,860,798 related to appreciated securities and $571,278 related to depreciated securities. At June 30, 2003, the aggregate cost of investments for Federal income tax purposes was $842,600,963.

4. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of ..09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 29, 2002, the credit agreement was renewed for one year under the same terms, except that the commitment was reduced from $1,000,000,000 to $500,000,000. The Series did not borrow under the credit agreement during the six months ended June 30, 2003.


                                    30 & 31

[LOGO] Merrill Lynch Investment Managers

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

Merrill Lynch Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper           #Index 1--6/03

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15,
         2003)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15, 2003)

Item 4 - Disclose annually only (not answered until December 15, 2003)

         (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

         (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and
                                  related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
                              (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

         (e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

         (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

         (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees. N/A

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A

Item 8 -- Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act.
        Attached hereto.

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Merrill Lynch Aggregate Bond Index Fund


        By: /s/ Terry K. Glenn
            -------------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch Aggregate Bond Index Fund

        Date: August 21, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            -------------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch Aggregate Bond Index Fund

        Date: August 21, 2003


        By: /s/ Donald C. Burke
            -------------------------------
            Donald C. Burke,
            Chief Financial Officer of
            Merrill Lynch Aggregate Bond Index Fund

        Date: August 21, 2003

        Attached hereto as a furnished exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.